Earnings per unit and cash distributions Earnings per unit and cash distributions (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to Seadrill Partners LLC owners	$ 144.4		$ 198.6		$ 167.5
Cash distributions declared and paid in the period per unit	$ 1.2325	[1]	$ 0	[1]
Cash distributions declared and paid relating to the period per unit	$ 0.4450	[2]	$ 0.2906	[2]
Quarterly distribution of operating surplus (in US dollars per share)	$ 0.3875
Annually distribution of operating surplus (in US dollars per share)	$ 1.55
First target distribution [Member]
Calculations of basic and diluted earnings per unit [Abstract]
Percentage of unit holders receiving additional distribution (in hundredths)	100.00%
Additional Quarterly Distribution Per Unit	$ 0.4456
Second target distribution [Member]
Calculations of basic and diluted earnings per unit [Abstract]
Quarterly distribution of operating surplus (in US dollars per share)	$ 0.4844
Percentage of unit holders receiving additional distribution (in hundredths)	85.00%
Percentage of unit holders receiving incentive distribution (in hundredths)	15.00%
Third Target Distribution [Member]
Calculations of basic and diluted earnings per unit [Abstract]
Quarterly distribution of operating surplus (in US dollars per share)	$ 0.5813
Percentage of unit holders receiving additional distribution (in hundredths)	75.00%
Percentage of unit holders receiving incentive distribution (in hundredths)	25.00%
Target Distributions Thereafter [Member]
Calculations of basic and diluted earnings per unit [Abstract]
Percentage of unit holders receiving additional distribution (in hundredths)	50.00%
Percentage of unit holders receiving incentive distribution (in hundredths)	50.00%
Common Units
Calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to Seadrill Partners LLC owners	56.4		7.2
Weighted average units outstanding (basic and diluted) (in shares)	26,266		24,815
Earnings per unit (basic and diluted) ( (in US dollars per share)	$ 2.15		$ 0.29
Subordinated Units
Calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to Seadrill Partners LLC owners	30.2		2.1
Weighted average units outstanding (basic and diluted) (in shares)	16,543		16,543
Earnings per unit (basic and diluted) ( (in US dollars per share)	$ 1.83		$ 0.13
Owner's Equity
Calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to Seadrill Partners LLC owners	0		146.5
Seadrill
Calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to Seadrill Partners LLC owners	57.8	[3]	42.8	[3]
Incentive distribution, distribution	$ 0.5

[1]	Refers to the cash distributions relating to the period declared and paid during the year.
[2]	Refers to the cash distribution relating to the period, declared and paid subsequent to the year-end.
[3]	Pre-acquisition net income from entities acquired from Seadrill in common control transactions during 2013 (See Note 3), has been allocated to the Seadrill member interest. The Seadrill member interest, and its rights to the Incentive distribution rights, is owned by the predecessor owner of acquired entities, Seadrill Limited. Included within the amount allocated to the Seadrill member interest in 2013 is $0.5 million allocated to the Incentive distribution rights.